Basis of Preparation - Schedule of consolidated financial statements (Details)	12 Months Ended
Dec. 31, 2021
Queensgate Resources Corp. [Member]
Basis of Preparation (Details) - Schedule of consolidated financial statements [Line Items]
Name of Subsidiary	Queensgate Resources Corp.
Place of Incorporation	British Columbia, Canada
Ownership	100.00%
Queensgate Resources US Corp. [Member]
Basis of Preparation (Details) - Schedule of consolidated financial statements [Line Items]
Name of Subsidiary	Queensgate Resources US Corp.
Place of Incorporation	Nevada, USA
Ownership	100.00%
Siyata Mobile (Canada) Inc. [Member]
Basis of Preparation (Details) - Schedule of consolidated financial statements [Line Items]
Name of Subsidiary	Siyata Mobile (Canada) Inc.
Place of Incorporation	British Columbia, Canada
Ownership	100.00%
Siyata Mobile Israel Ltd. [Member]
Basis of Preparation (Details) - Schedule of consolidated financial statements [Line Items]
Name of Subsidiary	Siyata Mobile Israel Ltd.
Place of Incorporation	Israel
Ownership	100.00%
Signifi Mobile Inc. [Member]
Basis of Preparation (Details) - Schedule of consolidated financial statements [Line Items]
Name of Subsidiary	Signifi Mobile Inc.
Place of Incorporation	Quebec, Canada
Ownership	100.00%
ClearRF Nevada Ltd. [Member]
Basis of Preparation (Details) - Schedule of consolidated financial statements [Line Items]
Name of Subsidiary	ClearRF Nevada Ltd.
Place of Incorporation	Nevada, USA
Ownership	100.00%